Legal proceedings	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Legal proceedings	Note 29. Legal proceedings We are currently not party to any legal proceedings and claims that are not provided for in our financial statements.